Stockholders’ Deficiency (Details) - Schedule of Common Share Option Activity - USD ($)					6 Months Ended		12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
ACI Canada Legacy Performance Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options , Exercised					(180,000)		(2,700,000)		(350,000)
Weighted Average Exercise Price, Exercised					$ 0.01		$ 0.01		$ 0.01
Weighted Average Remaining Contractual Life (Years), Exercised
Number of Options , Options exercisable					6,454,015		6,401,057
Weighted Average Exercise Price, Options exercisable					$ 0.01		$ 0.01
Weighted Average Remaining Contractual Life (Years), Options exercisable,					3 years 11 months 15 days		4 years 5 months 19 days
Aggregate Intrinsic Value, Options exercisable					$ 3,244,272	[1]	$ 4,168,787	[2]
Number of Options, Balance	9,521,057		9,941,057		6,641,057		6,821,057		9,521,057
Weighted Average Exercise Price, Balance	$ 0.01		$ 0.01		$ 0.01		$ 0.01		$ 0.01
Weighted Average Remaining Contractual Life (Years), Balance	5 years 10 months 28 days		6 years 8 months 4 days		3 years 11 months 23 days		4 years 6 months 3 days		5 years 10 months 28 days
Aggregate Intrinsic Value, Balance	$ 4,609,723	[1],[2]	$ 10,645,031	[2]	$ 3,338,059	[1]	$ 4,441,787	[1],[2]	$ 4,609,723	[1],[2]
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted							16,190,000		1,170,000
Weighted Average Exercise Price, Granted							$ 0.16		$ 0.61
Weighted Average Remaining Contractual Life (Years), Granted
Number of Options, Expired							(772,763)		(895,007)
Weighted Average Exercise Price, Expired							$ 0.68		$ 0.97
Weighted Average Remaining Contractual Life (Years), Expired
Number of Options , Exercised					(272,840)	[3]	(251,101)	[4]	(66,519)
Weighted Average Exercise Price, Exercised					$ 0.19	[3]	$ 0.17	[4]	$ 0.53
Weighted Average Remaining Contractual Life (Years), Exercised						[3]		[4]
Number of Options , Options exercisable					11,612,953		8,050,870
Weighted Average Exercise Price, Options exercisable					$ 0.18		$ 0.18
Weighted Average Remaining Contractual Life (Years), Options exercisable,					8 years 4 months 6 days		9 years 25 days
Aggregate Intrinsic Value, Options exercisable					$ 3,874,616	[5]	$ 3,815,397	[6]
Number of Options, Balance	5,506,071		5,297,597		20,399,367		20,672,207		5,506,071
Weighted Average Exercise Price, Balance	$ 0.61		$ 0.81		$ 0.17		$ 0.18		$ 0.61
Weighted Average Remaining Contractual Life (Years), Balance	8 years 5 months 19 days		9 years 2 months 19 days		8 years 6 months 29 days		9 years 25 days		8 years 5 months 19 days
Aggregate Intrinsic Value, Balance		[5],[6]	$ 1,472,041	[6]	$ 6,939,458	[5]	$ 9,975,524	[5],[6]		[5],[6]

[1]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s shares on the reporting date
[2]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023 and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023, and 2022.
[3]	In accordance with the Company’s 2023 Option Plan, option holders exercised 272,840 Common Share options on a cashless basis (net exercise) for the issuance of 192,500 Common Shares.
[4]	In accordance with the Company’s 2023 Option Plan, option holders exercised 251,101 Common Share options on a cashless basis (net exercise) for the issuance of 165,000 Common Shares.
[5]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on the reporting date.
[6]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023, and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023 and 2022.